Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the period from continuing operations	£ (151,255)	£ (197,133)
Gain/(Loss) for the period from discontinued operations	871	(44,325)
Adjustments for:
Depreciation and impairment of property, plant and equipment and right-of-use assets	38,319	26,552
Amortization and impairment of intangible assets	3,642	142,146
Finance income	(2,671)	(571)
Finance expense	32,703	22,606
Share-based payment expense	1,881	35,096
Fair value movement in the Convertible Notes and embedded derivative, fair value movement in the warrants and foreign exchange movements	(14,378)	(157,973)
Tax credit		(9,865)
Fair value adjustments	252
Loss on disposal of property, plant and equipment	3,263
Gain on lease terminations	(2,042)
Loss on sale of discontinued operations	6,278
(Decrease)/Increase in provisions	(23,045)	5,679
Adjustments to reconcile profit (loss)	(106,182)	(177,788)
Movements in working capital:
Decrease/(Increase) in trade and other receivables	26,984	(20,988)
Decrease/(Increase) in inventory	136,593	(8,125)
Decrease/(Increase) in subscription vehicles	1,464	(62,001)
(Decrease)/Increase in trade and other payables	(16,365)	54,353
Total working capital movements	148,676	(36,761)
Other cash flows from operating activities:
Interest received	2,671	571
Tax credit received	112
Net cash from/(used in) operating activities	45,277	(213,978)
Cash flows from investing activities:
Purchases of property, plant and equipment	(936)	(18,677)
Disposals of property, plant and equipment	1,633
Purchases and development of intangible assets	(4,253)	(14,973)
Acquisition of subsidiaries, net of cash acquired		(34,121)
Disposal of discontinued operations, net of cash disposed of	19,247
Proceeds from sale and leasebacks		12,686
Proceeds from lease modifications		5,520
Net cash from/(used in) investing activities	15,691	(49,565)
Cash flows from financing activities:
Net proceeds from Convertible Notes		460,021
Proceeds from stocking loans	321,729	600,557
Repayment of stocking loans	(400,971)	(569,116)
Proceeds from subscription facilities		33,035
Repayment of subscription facilities	(21,669)	(35,430)
Repayment of secured asset financing, bank loans and mortgages	(2,260)	(3,334)
Interest paid on loans and borrowings	(8,582)	(7,518)
Lease payments	(10,404)	(14,294)
Excess proceeds above fair value from sale and leasebacks		1,086
Net cash (used in)/from financing activities	(122,157)	465,007
Net (decrease)/increase in cash and cash equivalents	(61,189)	201,464
Cash and cash equivalents at the beginning of the period	258,321	192,629
Net foreign exchange difference	(2,554)	7,105
Cash and cash equivalents at the end of the period	£ 194,578	£ 401,198